Cover	Sep. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Registrant Name	STRIVE, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41612
Entity Tax Identification Number	88-1293236
Entity Address, Address Line One	200 Crescent Ct.
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	855
Local Phone Number	427-7360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001920406
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	ASST
Security Exchange Name	NASDAQ
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	SATA
Security Exchange Name	NASDAQ